Joint venture settlement obligation (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jun. 22, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of joint ventures [line items]
Amounts payable, related party		$ 1,896,541			$ 190,300	$ 190,300
Loss on share settlement of joint venture settlement obligation		0	$ 538,461	$ 0
Accretion on joint venture settlement obligation		459,408	552,928	185,587
Joint venture settlement obligation [Member] | Captiva [Member]
Disclosure of joint ventures [line items]
Amounts payable, related party	$ 5,591,588
Monthly installments payable	$ 116,491
Settled on issuance of common shares			$ 1,000,000
Shares issued on partial settlement of joint venture settlement obligation | shares			2,197,802
Loss on share settlement of joint venture settlement obligation			$ 538,461
Loss on modification			246,168
Reclass from loan receivable			206,947
Accretion on joint venture settlement obligation		$ 459,408	$ 552,928	$ 185,587